Nature Of Business And Summary Of Significant Accounting Policies	12 Months Ended
Dec. 31, 2016
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Nature Of Business And Summary Of Significant Accounting Policies

1. NATURE OF BUSINESS AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Organization—Great Lakes Dredge & Dock Corporation and its subsidiaries (the “Company” or “Great Lakes”) are in the business of marine construction, primarily dredging, and  soil, water and sediment environmental and remediation services. The Company’s primary dredging customers are domestic and foreign government agencies, as well as private entities, and its environmental and remediation customers are general contractors, corporations, environmental engineering and construction firms that commission projects and local government and municipal agencies.

Principles of Consolidation and Basis of Presentation—The consolidated financial statements include the accounts of Great Lakes Dredge & Dock Corporation and its majority-owned subsidiaries. All intercompany accounts and transactions are eliminated in consolidation. The equity method of accounting is used for investments in unconsolidated investees in which the Company has significant influence, but not control. Other investments, if any, are carried at cost.

Use of Estimates—The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America (“GAAP”) requires management to make estimates and assumptions that affect certain reported amounts and disclosures. Accordingly, actual results could differ from those estimates.

Revenue and Cost Recognition on Contracts—Substantially all of the Company’s contracts for dredging services are fixed-price contracts, which provide for remeasurement based on actual quantities dredged. The majority of the Company’s environmental & infrastructure contracts, previously referred to as environmental & remediation, are also fixed-price contracts, with others performed on a time-and-materials basis. Contract revenues are recognized under the percentage-of-completion method based on the Company’s engineering estimates of the physical percentage completed for dredging projects and based on costs incurred to date compared to total estimated costs for fixed-price environmental & infrastructure projects. For dredging projects, costs of contract revenues are adjusted to reflect the gross profit percentage expected to be achieved upon ultimate completion. For environmental & infrastructure contracts, contract revenues are adjusted to reflect the estimated gross profit percentage. Revisions in estimated gross profit percentages are recorded in the period during which the change in circumstances is experienced or becomes known. As the duration of most of the Company’s contracts is one year or less, the cumulative net impact of these revisions in estimates, individually and in the aggregate across our projects, does not significantly affect our results across annual reporting periods. Provisions for estimated losses on contracts in progress are made in the period in which such losses are determined. Change orders are not recognized in revenue until the recovery is probable and collectability is reasonably assured. Claims for additional compensation due to the Company are not recognized in contract revenues until such claims are settled. Billings on contracts are generally submitted after verification with the customers of physical progress and may not match the timing of revenue recognition. The difference between amounts billed and recognized as revenue is reflected in the balance sheet as either contract revenues in excess of billings or billings in excess of contract revenues. Modifications may be negotiated when a change from the original contract specification is encountered, and a change in project scope, performance methodology and/or material disposal is necessary. Thus, the resulting modification is considered a change in the scope of the original project to which it relates. Significant expenditures incurred incidental to major contracts are deferred and recognized as contract costs based on contract performance over the duration of the related project. These expenditures are reported as prepaid expenses.

The components of costs of contract revenues include labor, equipment (including depreciation, maintenance, insurance and long-term rentals), subcontracts, fuel, supplies, short-term rentals and project overhead. Project costs, excluding labor, have averaged approximately 21% of total costs of contract revenues over the prior three years. Hourly labor generally is hired on a project-by-project basis. Much of our domestic dredging hourly labor force is represented by labor unions with collective bargaining agreements that expire at various dates during 2018, which historically have been extended without disruption. The environmental & infrastructure segment’s hourly labor force is made up of union and non-union employees.

During the year, both dredging equipment utilization and the timing of fixed cost expenditures fluctuate significantly. Accordingly, the Company allocates these fixed equipment costs to interim periods in proportion to dredging revenues recognized over the year, to better match revenues and expenses. Specifically, at each interim reporting date the Company compares actual dredging revenues earned to date on the Company’s dredging contracts to expected annual revenues and recognizes dredging equipment costs on the same proportionate basis. In the fourth quarter, any over or under allocated equipment costs are recognized such that the expense for the year equals actual equipment costs incurred during the year. As a result of this methodology, the recorded expense in any interim period may be higher or lower than the actual equipment costs incurred in that interim period.

For some environmental & infrastructure contracts, the Company has entered into unincorporated construction joint ventures under which certain portions of a larger project are performed. These investments are accounted for under the proportionate consolidation method for income statement reporting and under the equity method for balance sheet reporting. The Company’s interests in any profits and assets and proportionate share in any losses and liabilities are recognized based on the Company’s stated percentage partnership interest in the project. For projects related to proportionately consolidated joint ventures, we include only the Company’s percentage ownership of each joint venture's backlog.

Classification of Current Assets and Liabilities—The Company includes in current assets and liabilities amounts realizable and payable in the normal course of contract completion, unless completion of such contracts extends significantly beyond one year.

Cash Equivalents—The Company considers all highly liquid investments with a maturity at purchase of three months or less to be cash equivalents.

Accounts Receivable—Accounts receivable represent amounts due or billable under the terms of contracts with customers, including amounts related to retainage. The Company anticipates collection of retainage generally within one year, and accordingly presents retainage as a current asset. The Company provides an allowance for estimated uncollectible accounts receivable when events or conditions indicate that amounts outstanding are not recoverable.

Inventories—Inventories consist of pipe and spare parts used in the Company’s dredging operations. Pipe and spare parts are purchased in large quantities; therefore, a certain amount of pipe and spare part inventories is not anticipated to be used within the current year and is classified as long-term. Spare part inventories are stated at weighted average historical cost, and are charged to expense when used in operations.  Pipe inventory is recorded at cost and amortized to expense over the period of its use.

Property and Equipment—Capital additions, improvements, and major renewals are classified as property and equipment and are carried at depreciated cost. Maintenance and repairs that do not significantly extend the useful lives of the assets or enhance the capabilities of such assets are charged to expenses as incurred. Depreciation is recorded over the estimated useful lives of property and equipment using the straight-line method and the mid-year depreciation convention. The estimated useful lives by class of assets are:

Class	Useful Life (years)
Buildings and improvements	10
Furniture and fixtures	5-10
Vehicles, dozers, and other light operating equipment and systems	3-5
Heavy operating equipment (dredges and barges)	10-30

Leasehold improvements are amortized over the shorter of their remaining useful lives or the remaining terms of the leases.

Goodwill and Other Intangible Assets—Goodwill represents the excess of acquisition cost over fair value of the net assets acquired. Other identifiable intangible assets mainly represent developed technology and databases, customer relationships, and customer contracts acquired in business combinations and are being amortized over a one to five-year period. Goodwill is tested annually for impairment in the third quarter of each year, or more frequently should circumstances dictate. GAAP requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount.

The Company assesses the fair values of its reporting units using both a market-based approach and an income-based approach. Under the income approach, the fair value of the reporting unit is based on the present value of estimated future cash flows. The income approach is dependent on a number of factors, including estimates of future market growth trends, forecasted revenues and expenses, appropriate discount rates and other variables. The estimates are based on assumptions that the Company believes to be reasonable, but such assumptions are subject to unpredictability and uncertainty. Changes in these estimates and assumptions could materially affect the determination of fair value, and may result in the impairment of goodwill in the event that actual results differ from those estimates.

The market approach measures the value of a reporting unit through comparison to comparable companies. Under the market approach, the Company uses the guideline public company method by applying estimated market-based enterprise value multiples to the reporting unit’s estimated revenue and Adjusted EBITDA. The Company analyzes companies that performed similar services or are considered peers. Due to the fact that there are no public companies that are direct competitors, the Company weighs the results of this approach less than the income approach.

The Company has two operating segments: dredging and environmental & infrastructure, which are also the Company’s two reportable segments. The historical demolition business has been retrospectively presented as discontinued operations and is no longer reflected in continuing operations. The Company has determined that dredging, Terra Contracting Services, LLC (“Terra”) and Great Lakes Environmental & Infrastructure, LLC (“GLEI”), previously referred to as Magnus Pacific, LLC, are the Company’s three reporting units.

Long-Lived Assets—Long-lived assets are comprised of property and equipment and intangible assets subject to amortization. Long-lived assets to be held and used are reviewed for possible impairment whenever events indicate that the carrying amount of such assets may not be recoverable by comparing the undiscounted cash flows associated with the assets to their carrying amounts. If such a review indicates an impairment, the carrying amount would be reduced to fair value. No triggering events were identified in 2016 or 2015. If long-lived assets are to be disposed, depreciation is discontinued, if applicable, and the assets are reclassified as held for sale at the lower of their carrying amounts or fair values less estimated costs to sell.

Self-insurance Reserves—The Company self-insures costs associated with its seagoing employees covered by the provisions of Jones Act, workers’ compensation claims, hull and equipment liability, and general business liabilities up to certain limits. Insurance reserves are established for estimates of the loss that the Company may ultimately incur on reported claims, as well as estimates of claims that have been incurred but not yet reported. In determining its estimates, the Company considers historical loss experience and judgments about the present and expected levels of cost per claim. Trends in actual experience are a significant factor in the determination of such reserves.

Income Taxes—The provision for income taxes includes federal, foreign, and state income taxes currently payable and those deferred because of temporary differences between the financial statement and tax basis of assets and liabilities. Recorded deferred income tax assets and liabilities are based on the estimated future tax effects of differences between the financial and tax basis of assets and liabilities, given the effect of currently enacted tax laws. The Company’s current policy is to repatriate all earnings from foreign subsidiaries’ operations as generated and at this time no amounts are considered to be permanently reinvested in those operations.

Hedging Instruments—At times, the Company designates certain derivative contracts as a cash flow hedge as defined by GAAP. Accordingly, the Company formally documents, at the inception of each hedge, all relationships between hedging instruments and hedged items, as well as our risk-management objective and strategy for undertaking hedge transactions. This process includes linking all derivatives to highly-probable forecasted transactions.

The Company formally assesses, at inception and on an ongoing basis, the effectiveness of hedges in offsetting changes in the cash flows of hedged items. Hedge accounting treatment may be discontinued when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the cash flows of a hedged item (including hedged items for forecasted future transactions), (2) the derivative expires or is sold, terminated or exercised, (3) it is no longer probable that the forecasted transaction will occur or (4) management determines that designating the derivative as a hedging instrument is no longer appropriate. If management elects to stop hedge accounting, it would be on a prospective basis and any hedges in place would be recognized in accumulated other comprehensive income (loss) until all the related forecasted transactions are completed or are probable of not occurring.

Foreign Currency Translation—The financial statements of the Company’s foreign subsidiaries where the operations are primarily denominated in the foreign currency are translated into U.S. dollars for reporting. Balance sheet accounts are translated at the current foreign exchange rate at the end of each period and income statement accounts are translated at the average foreign exchange rate for each period. Gains and losses on foreign currency translations are reflected as a currency translation adjustment, net of tax, in accumulated other comprehensive income (loss). Foreign currency transaction gains and losses are included in other income (expense).

Noncontrolling Interest—On January 1, 2009 the Company acquired a 65% interest in Yankee Environmental Services, LLC (“Yankee”). On April 23, 2014, the Company entered into and completed the sale of NASDI, LLC and Yankee, its two former subsidiaries that comprised the historical demolition business. As a result of the sale, the Company purchased the noncontrolling interest related to the membership interest the Company did not own in Yankee.

Recent Accounting Pronouncements—In November 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standard Update No. 2016-18 (“ASU 2016-18”), Statement of Cashflows (Topic 230): Restricted Cash. The amendments require that the statement of cash flows explain the changes during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents.  Therefore amounts generally described as restricted cash or restricted cash equivalents should be included with the cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows.  The guidance is effective for fiscal years beginning after December 15, 2017.  The Company is currently evaluating the impact of ASU 2016-18 on its consolidated financial statements.

In August 2016, the FASB issued Accounting Standard Update No. 2016-15 (“ASU 2016-15”), Classification of Certain Cash Receipts and Cash Payments which amends FASB’s standards for reporting cash flows in general-purpose financial statements. The amendments address the diversity in practice related to the classification of certain cash receipts and payments.  The guidance is effective for fiscal years beginning after December 15, 2017.  The Company is currently evaluating the impact of ASU 2016-15 on its consolidated financial statements.

In March 2016, the FASB issued Accounting Standards Update No. 2016-09 (“ASU 2016-09”), Compensation – Stock Compensation (Topic 718). ASU 2016-09 identifies areas for simplification involving several aspects of accounting for share-based payment transactions, including the income tax consequences, classification of awards as either equity or liabilities, an option to recognize gross stock compensation expense with actual forfeitures recognized as they occur, as well as certain classifications on the statement of cash flows. The guidance is effective for fiscal years beginning after December 15, 2016, and interim periods within those annual periods. The Company has evaluated the impact of ASU 2016-09 and does not believe it will have a significant impact on its consolidated financial statements.

In February 2016, the FASB issued Accounting Standard Update No. 2016-02 (“ASU 2016-02”), Leases (Topic 842). The Board issued this update to increase the transparency and comparability among organizations by recognizing lease assets and lease liabilities on the balance sheet and disclosing key information about leasing arrangements. The guidance is effective for fiscal years beginning after December 15, 2018, including interim periods within those annual periods. The Company is currently evaluating the impact of ASU 2016-02 on its consolidated financial statements.

In November 2015, the FASB issued Accounting Standard Update No. 2015-17 (“ASU 2015-17”), Income Taxes: Balance Sheet Classifications of Deferred Taxes (Topic 740) which simplifies the presentation of deferred income taxes by requiring that deferred tax liabilities and assets be classified as noncurrent in the balance sheet. The update is effective for public companies for fiscal years beginning after December 15, 2016, including interim periods within that reporting period. The guidance may be adopted prospectively or retrospectively and early adoption is permitted. As of December 31, 2015, the Company has elected to early adopt this ASU 2015-17 on a prospective basis and therefore, prior years were not retrospectively adjusted. See Note 10 for additional information.

In April 2015, the FASB issued Accounting Standard Update No. 2015-03 (“ASU 2015-03”), Interest - Imputation of Interest: Simplifying the Presentation of Debt Issuance Costs which requires that debt issuance costs related to a recognized debt liability be presented in the balance sheet as a direct deduction from the carrying amount of that debt liability, consistent with debt discounts. This update is effective for fiscal years beginning after December 15, 2015, and is required to be applied retrospectively. The Company adopted this standard in the first quarter of 2016 on a retrospective basis. As a result, the Company presented $3,502 of unamortized debt issuance costs that had been included in other assets in the consolidated balance sheet as of December 31, 2015 as direct deductions from the carrying amounts of the related debt liabilities.

In May 2014, the FASB issued Accounting Standard Update No. 2014-09, Revenue from Contracts with Customers (Topic 606), and subsequently issued other Accounting Standard Updates related to Accounting Standards Codification Topic 606 (collectively, “ASC 606”) which supersedes the existing revenue recognition requirements. ASC 606 is based on the principle that revenue is recognized to depict the transfer of goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. ASC 606 has been deferred to be effective for fiscal years beginning after December 15, 2017, including interim periods within that reporting period, which will be our first quarter of fiscal 2018. Early adoption is permitted in fiscal 2017. The Company currently expects to adopt ASC 606 as of January 1, 2018, under the modified retrospective method where the cumulative effect is recognized at the date of initial application. The Company’s evaluation of ASC 606 is ongoing and not complete. The Company is currently evaluating the overall impacts that ASC 606 will have on the methods currently used to measure progress toward completion which affect the timing of recognition of revenue, the changes necessitated on our financial systems, existing internal controls and processes to comply with the guidance. The FASB has issued and may issue in the future, interpretative guidance, which may cause the Company’s evaluation to change in future periods prior to adoption. In addition, the ongoing assessment may be impacted by implementation guidance specific to the construction industry. Accordingly, the Company is still evaluating the effect of the adoption of ASC 606 on its consolidated financial statements.